Subsidy Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Subsidy received from local government	$ 176,594	$ 1,234,730
Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	58,154	292,635
Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	8,852,458	21,329,608
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		19,116
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,443,669
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		108,738
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,761,073
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		22,033
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		793,512
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	30,302	24,565
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	3,174,049	3,174,049
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	7,575	621
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	793,512	793,512
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 29, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	6,944
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 29, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	818,277
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	3,788
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	1,636,554
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | November 21, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	1,263
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | November 21, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	1,636,554
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		62,919
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		3,142,308
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | January 10, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government	8,282
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | January 10, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government	793,512
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		10,799
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		793,512
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		22,939
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,047,436
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		13,451
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,333,101
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		7,454
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		$ 1,047,436